INVENTORY (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORY [Abstract]
Inventory
	December 31,
	2014	2015
	US$	US$
Mobile devices	13,125	1,831
Others	96	—
Inventory impairment	(86)	—
Total	13,135	1,831